Risk and sensitivity analysis (Tables)	12 Months Ended
Dec. 31, 2019
Risk and sensitivity analysis
Schedule of significant items of risk sensitivity

Type of business	Market and credit risk			Insurance and lapse risk
	Investments/derivatives	Liabilities/unallocated surplus	Other exposure
Asia insurance operations (see also section C7.2)
All business				Mortality and morbidity risk Persistency risk
With-profits business	Net neutral direct exposure (indirect exposure only)		Investment performance subject to smoothing through declared bonuses
Unit-linked business	Net neutral direct exposure (indirect exposure only)		Investment performance through asset management fees
Non-participating business	Asset/liability mismatch risk
	Credit risk	Interest rates for those operations where the basis of insurance liabilities is sensitive to current market movements
Interest rate and price risk

US insurance operations (see also section C7.3)

All business	Currency risk			Persistency risk
Variable annuity business	Net effect of market risk arising from incidence of guarantee features and variability of asset management fees offset by derivative hedging programme			Risk that utilisation of withdrawal benefits or lapse levels differ from those assumed in pricing
Fixed index annuity business	Derivative hedge programme to the extent not fully hedged against liability	Incidence of equity participation features and meeting contractual accumulation requirements		Minimal lapse risk
Fixed index annuities, Fixed annuities and GIC business

Credit risk and interest rate risk on investments Profit and loss and shareholders’ equity are volatile for the incidence of these risks on unrealised appreciation of fixed income securities classified as available-for-sale under IAS 39

		Interest rate risk on liabilities (meeting guaranteed rates of accumulation on fixed annuity products)	Spread difference between earned rate and rate credited to policyholders	Lapse risk, but the effects of extreme events may be mitigated by the application of market value adjustments

Asia insurance operations | Interest rate risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	2019 $m		2018 $m
	Decrease	Increase	Decrease	Increase
	of 1%	of 1%	of 1%	of 1%
Profit before tax attributable to shareholders	(705)	(744)	397	(430)
Related deferred tax (where applicable)	3	26	(19)	33
Net effect on profit after tax and shareholders' equity	(702)	(718)	378	(397)

Asia insurance operations | Equity price risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

	2019 $m		2018 $m
	Decrease	Decrease	Decrease	Decrease
	of 20%	of 10%	of 20%	of 10%
Profit before tax attributable to shareholders	(864)	(432)	(709)	(355)
Related deferred tax (where applicable)	48	24	21	10
Net effect on profit after tax and shareholders’ equity	(816)	(408)	(688)	(345)

Jackson (US insurance operations)
Risk and sensitivity analysis
Schedule of significant items of risk sensitivity

Risks	Risk of loss
Equity risk

— Related to the incidence of benefits related to guarantees issued in connection with its variable annuity contracts; and

— Related to meeting contractual accumulation requirements in fixed index annuity contracts.

Interest rate risk	— Related to meeting guaranteed rates of accumulation on fixed annuity and interest sensitive life products following a sustained fall in interest rates;

— Related to increases in the present value of projected benefits related to guarantees issued in connection with its variable annuity contracts following a sustained fall in interest rates especially if in conjunction with a fall in equity markets;

— Related to the surrender value guarantee features attached to the Company’s fixed annuity and interest sensitive life products and to policyholder withdrawals following a sharp and sustained increase in interest rates; and

— The risk of mismatch between the expected duration of certain annuity liabilities and prepayment risk and extension risk inherent in mortgage-backed securities.

Jackson (US insurance operations) | Interest rate risk
Risk and sensitivity analysis
Schedule of estimated sensitivity to risk

Debt securities and related derivatives are marked to fair value. Value movements on derivatives, again net of related changes to amortisation of DAC and deferred tax, are recorded within the income statement. Fair value movements on debt securities, net of related changes to amortisation of DAC and deferred tax, are recorded within other comprehensive income. The estimated sensitivity of these items and policyholder liabilities to a 1 per cent and 2 per cent decrease (with no floor of zero applied) and increase in interest rates is as follows:

		2019 $m				2018 $m
	Decrease		Increase		Decrease		Increase
	of 2%	of 1%	of 2%	of 1%	of 2%	of 1%	of 2%	of 1%
Profit or loss:
Profit before tax (net of related changes in amortisation of DAC)	(6,238)	(2,815)	3,914	2,141	(4,502)	(2,188)	2,815	1,530
Related deferred tax	1,310	591	(822)	(450)	945	460	(591)	(321)
Net effect on profit after tax	(4,928)	(2,224)	3,092	1,691	(3,557)	(1,728)	2,224	1,209

Other comprehensive income:
Direct effect on carrying value of debt securities (net of related changes in amortisation of DAC)	5,342	2,840	(5,342)	(2,840)	5,265	2,988	(5,265)	(2,988)
Related deferred tax	(1,122)	(596)	1,122	596	(1,105)	(628)	1,105	628
Net effect on other comprehensive income	4,220	2,244	(4,220)	(2,244)	4,160	2,360	(4,160)	(2,360)
Total net effect on shareholders' equity	(708)	20	(1,128)	(553)	603	632	(1,936)	(1,151)

Jackson (US insurance operations) | Equity price risk
Risk and sensitivity analysis
Schedule of net amount at risk for variable annuity contracts with guarantees

							Period
					Net	Weighted	until
	Minimum			Account	amount	average	expected
	return ‡			value	at risk	attained age	annuitisation
31 Dec 2019%				$m	$m	Years	Years
Return of net deposits plus a minimum return
GMDB	0	-	6%	150,576	2,477	66.9 years
GMWB - premium only			0%	2,753	16
GMWB*	0	-	5%‡	257	14
GMAB - premium only			0%	37	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB				12,547	69	67.7 years
GMWB - highest anniversary only				3,232	51
GMWB*				698	52
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0	-	6%	8,159	687	70.0 years
GMIB†	0	-	6%	1,688	616		0.5 years
GMWB*	0	-	8%‡	140,529	7,160

							Period
					Net	Weighted	until
	Minimum			Account	amount	average	expected
	return			value	at risk	attained age	annuitisation
31 Dec 2018%				$m	$m	Years	Years
Return of net deposits plus a minimum return
GMDB	0	-	6%	125,644	5,652	66.5 years
GMWB - premium only			0%	2,450	80
GMWB*	0	-	5%‡	251	25
GMAB - premium only			0%	34	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB				10,865	1,418	67.1 years
GMWB - highest anniversary only				2,827	400
GMWB*				682	113
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0	-	6%	6,947	1,550	69.5 years
GMIB†	0	-	6%	1,599	825		0.1 years
GMWB*	0	-	8%‡	116,902	21,442
*

Amounts shown for GMWB comprise sums for the ‘not for life’ portion (where the guaranteed withdrawal base less the account value equals to the net amount at risk (NAR)), and a ‘for life’ portion (where the NAR has been estimated as the present value of future expected benefit payment remaining after the amount of the ‘not for life’ guaranteed benefits is zero).

†   The GMIB guarantees are substantially reinsured.

‡      Ranges shown based on simple interest. The upper limits of 5 per cent or 8 per cent simple interest are approximately equal to 4.1 per cent and 6 per cent respectively, on a compound interest basis over a typical 10-year bonus period. For example 1 + 10 x 0.05 is similar to 1.04 growing at a compound rate of 4 per cent for a further nine years. The "Combination GMWB" category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

Mutual fund type:	31 Dec 2019 $m	31 Dec 2018 $m
Equity	121,520	99,834
Bond	19,341	17,705
Balanced	30,308	25,349
Money market	956	1,049
Total	172,125	143,937

Schedule of estimated sensitivity to risk

.

Sensitivity to equity risk - Jackson	2019 $m				2018 $m
	Decrease		Increase		Decrease		Increase
	of 20%	of 10%	of 20%	of 10%	of 20%	of 10%	of 20%	of 10%
Profit before tax (net of related changes in amortisation of DAC)	964	256	1,848	770	1,347	544	74	(159)
Related deferred tax	(202)	(54)	(388)	(162)	(282)	(115)	(15)	33
Net effect on profit after tax and shareholders' equity*	762	202	1,460	608	1,065	429	59	(126)

*

The table above has been prepared to exclude the impact of the instantaneous equity movements on the separate account fees. The sensitivity movements shown include those relating to the fixed index annuity and the reinsurance of GMIB guarantees.